INCOME TAX STATUS (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN		12 Months Ended
	Nov. 14, 2022	Dec. 31, 2025
INCOME TAX STATUS
Determination letter obtained	true
Determination letter date	Nov. 14, 2022
Tax qualification status		us-gaap:QualifiedPlanMember